ADAPTIVE ALLOCATION PORTFOLIO

(a series of Northern Lights Variable Trust)

Supplement dated November 13, 2015

to the Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2015

______________________________________________________________________

As of November 30, 2015, the Adaptive Allocation Portfolio will no longer operate a website. Accordingly, all references within the Prospectus and SAI to www.unusualfund.com are hereby deleted effective November 30, 2015.

_________________________________

The information in this supplement contains new and additional information beyond that in the Prospectus and Statement of Additional Information (“SAI”), dated May 1, 2015. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.